Investments accounted for using the equity method - Aggregated amount of the Group's share of profits/(losses) of joint ventures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in joint ventures accounted for using the equity method
Profit (loss) from operations	¥ 1,005,156	¥ 1,274,788	¥ (4,752,429)
Other comprehensive income	2,126,478	993,446	(448,252)
Total comprehensive income (loss) for the year	3,131,634	2,268,234	(5,200,681)
Aggregated individually immaterial joint ventures
Investments in joint ventures accounted for using the equity method
Profit (loss) from operations	345,344	439,263	704,022
Other comprehensive income		(3,434)	(4,454)
Total comprehensive income (loss) for the year	¥ 345,344	¥ 435,829	¥ 699,568